Subsequent Event (Tables)	12 Months Ended
Dec. 31, 2017
Subsequent Event [Abstract]
Summary of proforma financial information of consolidated balance sheet
Selected Consolidated Balance Sheet Data:	As of December 31, 2017	Offering	Pro Forma as Adjusted

Cash	$5,456,778	$5,465,862	$10,922,640
Total current assets	$10,056,660	$3,061,282	$13,117,942
Total assets	$12,914,688	$3,661,282	$16,575,970
Total current liabilities	$469,232	$-	$469,232
Total liabilities	$469,232	$-	$469,232
Total shareholder’s equity	$12,445,456	$3,661,282	$16,106,738